Financial Instruments (Details 6) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2012 Vessel item	Dec. 30, 2012 Carrying value Vessel	Dec. 31, 2012 Non-recurring basis Total Vessel	Dec. 31, 2012 Non-recurring basis (Level II) Vessel
Nonfinancial items measured at fair value on a non-recurring
Fair value of asset, net				$ 228,100,000	$ 98,500	$ 98,500
Impairment loss	$ 129,630,000	$ 71,509,000	$ 129,630,000
Number of vessels on which impairment loss is recorded			13